PREPAID AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
PREPAID AND OTHER CURRENT ASSETS
PREPAID AND OTHER CURRENT ASSETS

6. PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consisted of the following:

	As of
	December 31, 2022	June 30, 2023
	$	$
		Unaudited
Receivables for third-party acquisitions (Note i)	6,000	4,000
Prepayments to suppliers	103	208
Loans to third parties	6	6
Others	10	16
Total	6,119	4,230

(Note i) Representing consideration receivable from the disposal of Ambow China after $8.0 million has been received as of June 30, 2023, and the remaining balance of $4.0 million has been received before the issuance of the condensed consolidated financial statements.